Note 6 - Risk Management (Tables)	6 Months Ended
Jun. 30, 2018
Risk Management Abstract
Credit Risk Exposure
Maximum Credit Risk Exposure (Millions of euros)
	Notes	June 2018
Financial assets held for trading		55,741
Debt securities	9	26,953
Equity instruments	9	5,250
Loans and advances to customers	9	23,538
Non-trading financial assets mandatorily at fair value through profit or loss		4,377
Loans and advances	10	1,329
Debt securities	10	290
Equity instruments	10	2,758
Financial assets designated at fair value through profit or loss	11	1,487
Derivatives (trading and hedging)		44,938	Stage 1	Stage 2	Stage 3
Financial assets at fair value through other comprehensive income	12.1	63,192	63,190	2	-
Debt securities		60,614	60,612	2	-
Equity instruments	12.1	2,579	2,579	-	-
Financial assets at amortized cost		439,880	388,929	32,276	18,675
Loans and advances to central banks		5,311	5,311	-	-
Loans and advances to credit institutions		11,795	11,785	-	10
Loans and advances to customers		390,661	339,788	32,246	18,627
Debt securities		32,113	32,045	30	37
Total financial assets risk		609,616	452,121	32,278	18,675
Total loan commitments and financial guarantees		171,492	162,320	8,116	1,057
Total maximum credit exposure		781,108	614,440	40,393	19,732

Loans And Advances Breakdown By Counterparty
June 2018 (Millions of euros)
	Gross carrying amount	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households
By product
On demand and short notice	4,490	-	37	-	143	3,504	641
Credit card debt	16,057	-	7	1	4	2,320	12,750
Trade receivables	15,167		853	-	257	13,704	96
Finance leases	9,160	-	209	-	3	8,130	396
Reverse repurchase loans	946	-	191	754	-	1	-
Other term loans	351,690	5,271	27,278	4,613	6,239	137,147	159,531
Advances that are not loans	11,781	38	1,515	6,608	1,961	1,043	544
Loans and advances	409,290	5,309	30,090	11,976	8,607	165,849	173,958
By secured loans
of which: mortgage loans collateralized by immovable property	149,314		1,115	-	256	29,373	113,265
of which: other collateralized loans	41,632		7,948	241	1,024	24,916	6,660
By purpose of the loan
of which: credit for consumption	42,333						39,863
of which: lending for house purchase	115,930						113,687
By subordination
of which: project finance loans	17,658					17,027

December 2017 (Millions of euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total
On demand and short notice	-	222	-	270	7,663	2,405	10,560
Credit card debt	-	6	-	3	1,862	13,964	15,835
Trade receivables		1,624	-	497	20,385	198	22,705
Finance leases	-	205	-	36	8,040	361	8,642
Reverse repurchase loans	305	1,290	13,793	10,912	-	-	26,300
Other term loans	6,993	26,983	4,463	5,763	125,228	155,418	324,848
Advances that are not loans	2	1,964	8,005	1,044	1,459	522	12,995
Loans and advances	7,301	32,294	26,261	18,525	164,637	172,868	421,886
of which: mortgage loans [Loans collateralized by immovable property]		998	-	308	37,353	116,938	155,597
of which: other collateralized loans		7,167	13,501	12,907	24,100	9,092	66,767
of which: credit for consumption						40,705	40,705
of which: lending for house purchase						114,709	114,709
of which: project finance loans					16,412		16,412

Past Due But Not Impaired
June 2018 (Millions of euros)
	Assets without significant increase in credit risk since initial recognition (Stage 1)			Assets with significant increase in credit risk since initial recognition but not credit-impaired (Stage 2)			Credit-impaired assets (Stage 3)
	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days
Debt securities	-	-	-	2	-	-	-	-	6
Loans and advances	13,347	1,688	-	5,883	2,560	-	991	662	3,886
General governments	959	73	-	75	1	-	11	4	95
Credit institutions	18	1	-	-	-	-	-	-	5
Other financial corporations	631	32	-	1	2	-	-	-	6
Non-financial corporations	3,634	633	-	1,844	976	-	481	174	2,180
Households	8,106	948	-	3,964	1,581	-	499	484	1,601
TOTAL	13,347	1,688	-	5,885	2,560	-	991	662	3,892
On demand (call) and short notice (current account)	227	48	-	46	26	-	2	3	51
Credit card debt	344	20	-	756	104	-	4	15	108
Trade receivables	25	58	-	12	78	-	1	4	36
Finance leases	677	33	-	104	114	-	19	25	113
Other term loans	11,752	1,462	-	4,965	2,231	-	964	616	3,574
Advances that are not loans	322	67	-	-	6	-	-	-	5
of which: mortgage loans collateralized by immovable property	5,332	387	-	2,751	1,251	-	866	526	1,902
of which: other collateralized loans	519	71	-	723	111	-	14	21	108
of which: credit for consumption	3,321	487	-	1,549	406	-	32	75	282
of which: lending for house purchase	3,875	338	-	2,118	976	-	416	353	1,006
of which: project finance loans	15	5	-	3	182	-	-	-	670

December 2017 (Millions of euros) (*)
	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated (**)	Collective allowances for incurred but not reported losses	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Debt securities	-	-	-	66	38	(28)	(21)	-
Loans and advances	3,432	759	503	19,401	10,726	(8,675)	(4,109)	(29,938)
General governments	75	3	13	171	129	(42)	(69)	(27)
Credit institutions	-	-	-	11	5	(6)	(30)	(5)
Other financial corporations	2	-	-	12	6	(7)	(19)	(5)
Non-financial corporations	843	153	170	10,791	5,192	(5,599)	(1,939)	(18,988)
Households	2,512	603	319	8,417	5,395	(3,022)	(2,052)	(10,913)
TOTAL	3,432	759	503	19,467	10,764	(8,703)	(4,130)	(29,938)
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	77	12	11	389	151	(238)
Credit card debt	397	66	118	629	190	(439)
Trade receivables	115	8	9	515	179	(336)
Finance leases	138	66	47	431	155	(276)
Other term loans	2,705	606	317	17,417	10,047	(7,370)
Advances that are not loans	1	-	1	20	3	(16)
of which: mortgage loans (Loans collateralized by immovable property)	1,345	360	164	11,388	7,630	(3,757)
of which: other collateralized loans	592	137	43	803	493	(310)
of which: credit for consumption	1,260	248	207	1,551	457	(1,093)
of which: lending for house purchase	1,034	307	107	5,730	4,444	(1,286)
of which: project finance loans	13	-	25	1,165	895	(271)

(*) Figures originally reported in the year 2017 in accordance to the applicable regulation, without restatements.

(**) Corresponding to €2,763 million of specific allowances for financial assets, individually estimated and €5,940 million of specific allowances for financial assets collectively estimated.

Loans And Advances Impaired And Accumulated Impairment
June 2018 (Millions of euros)
	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
General governments	160	(92)	0.6%
Credit institutions	10	(13)	0.1%
Other financial corporations	12	(18)	0.1%
Non-financial corporations	10,081	(7,457)	5.8%
Households	8,374	(5,920)	4.7%
LOANS AND ADVANCES	18,637	(13,498)	4.6%

December 2017 (Millions of euros)
	Non-performing loans and advances	Accumulated impairment or Accumulated changes in fair value due to credit risk	Non-performing loans and advances as a % of the total
General governments	171	(111)	0.5%
Credit institutions	11	(36)	0.3%
Other financial corporations	12	(26)	0.1%
Non-financial corporations	10,791	(7,538)	6.3%
Households	8,417	(5,073)	4.7%
LOANS AND ADVANCES	19,401	(12,784)	4.5%

Changes In Impaired Financial Assets And Contingent Risks
Changes in Impaired Financial Assets and Contingent Risks (Millions of euros)
	First semester 2018	Year 2017
Balance at the beginning	20,590	23,877
Additions	4,661	10,856
Decreases (*)	(3,453)	(7,771)
Net additions	1,208	3,085
Amounts written-off	(1,739)	(5,758)
Exchange differences and other	(357)	(615)
Balance at the end	19,702	20,590

(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries (see Notes 19 and 20 to the interim Consolidated Financial Statement for additional information).

Impairment Losses Valuation Adjustments
First semester 2018 (Millions of euros)

Balance as of December 31, 2017	12,833
First implementation adjustment of IFRS 9	1,171
Balance as of January 1, 2018	14,004
Increase in impairment losses charged to income	5,022
Stage 1	924
Stage 2	597
Stage 3	3,500
Decrease in impairment losses charged to income	(3,249)
Stage 1	(995)
Stage 2	(561)
Stage 3	(1,693)
Transfer to written-off loans, exchange differences and other	2,233
Closing balance	13,544

June 2017 (Millions of euros)
	Opening balance	Increases due to amounts set aside for estimated loan losses during the period	Decreases due to amounts reversed for estimated loan losses during the period	Decreases due to amounts taken against allowances	Transfers between allowances	Other adjustments	Closing balance	Recoveries recorded directly to the statement of profit or loss
Specific allowances for financial assets, individually estimated	(3,204)	(1,290)	972	122	244	111	(3,045)	5
Specific allowances for financial assets, collectively estimated	(7,733)	(2,825)	980	1,942	(41)	380	(7,296)	233
Collective allowances for incurred but not reported losses on financial assets	(5,270)	(905)	890	26	(127)	250	(5,136)	-
Total	(16,206)	(5,020)	2,842	2,090	76	741	(15,477)	238

(*) Figures originally reported in the year 2017 in accordance to the applicable regulation, without restatements.

LtSs CDB y LMU
LCR main LMU
June 2018
Group	127%
Eurozone(*)	153%
Bancomer	135%
Compass(**)	142%
Garanti	133%

(*) Includes: Spain, Portugal and Rest of Eurasia.

(**) Compass LCR calculated according to local regulation (Fed Modified LCR).

Liquidity Available by Instrument and Subsidiaries
June 2018 (Millions of euros)
	BBVA Eurozone (1)	BBVA Bancomer	BBVA Compass	Garanti Bank	Others
Cash and withdrawable central bank reserves	12,405	5,725	1,767	6,413	5,922
Level 1 tradable assets	36,683	6,284	9,760	5,910	5,475
Level 2A tradable assets	417	530	643	-	-
Level 2B tradable assets	3,668	181	-	-	-
Other tradable assets	6,397	1,700	1,133	557	796
Non tradable assets eligible for central banks	-	-	3,174	-	-

Cumulated Counterbalancing Capacity	59,570	14,420	16,477	12,880	12,193

(1) Includes Spain, Portugal and Rest of Eurasia.